Segments Segments (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) DWT	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
DWT	3,705,800
Document Period End Date	Sep. 30, 2019
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	$ 164,315	$ 177,331
Voyage expenses-Segment	846	372
Vessel operating expense	76,692	78,888
Charterhire expense	10,770	3,091
Vessel depreciation	40,803	42,193
General and administrative expense	24,001	23,283
Gain (Loss) on sale of assets	12,041
Investment Income, Interest	1,227	756
Gain (Loss) on Investments	70,227
Foreign Currency Transaction Gain (Loss), before Tax	(33)	(73)
Financial expense, net	(41,013)	(35,512)
Net loss	29,570	(5,325)
Cash and cash equivalents	80,134	142,809	$ 67,495	$ 68,535
Other assets	59,165		474
Segment Assets [Abstract]
Assets	1,758,112		1,703,826
Kamsarmax pool [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	61,081	64,553
Voyage expenses-Segment	408	108
Vessel operating expense	25,730	25,458
Charterhire expense	8,039	318
Vessel depreciation	13,695	14,306
General and administrative expense	1,594	1,515
Gain (Loss) on sale of assets	7,353
Investment Income, Interest	0	0
Gain (Loss) on Investments	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense, net	0	0
Net loss	4,262	22,848
Segment Assets [Abstract]
Assets	500,045		553,790
Corporate Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	0	0
Voyage expenses-Segment	0	0
Vessel operating expense	0	0
Charterhire expense	0	0
Vessel depreciation	0	0
General and administrative expense	19,276	18,513
Gain (Loss) on sale of assets	0
Investment Income, Interest	1,227	756
Gain (Loss) on Investments	70,227
Foreign Currency Transaction Gain (Loss), before Tax	(33)	(73)
Financial expense, net	(41,013)	(35,512)
Net loss	11,132	(53,342)
Cash and cash equivalents	59,881		55,884
Other assets	218,148		99,340
Scorpio Ultramax Pool
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	103,234	112,778
Voyage expenses-Segment	438	264
Vessel operating expense	50,962	53,430
Charterhire expense	2,731	2,773
Vessel depreciation	27,108	27,887
General and administrative expense	3,131	3,255
Gain (Loss) on sale of assets	4,688
Investment Income, Interest	0	0
Gain (Loss) on Investments	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense, net	0	0
Net loss	14,176	$ 25,169
Segment Assets [Abstract]
Assets	$ 980,038		$ 994,812
Minimum [Member]
Segment Reporting Information [Line Items]
DWT | DWT	30,000
Minimum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT | DWT	60,200
Minimum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT | DWT	82,000
Maximum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT | DWT	64,000
Maximum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT | DWT	84,000